Net interest revenues (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest revenues were related to:
Total interest revenues	SEK 3,896	SEK 3,188	SEK 2,835
Interest expenses
Interest expenses	(2,020)	(1,339)	(1,082)
Resolution fee	(193)	(102)	(91)
Total interest expenses	(2,213)	(1,441)	(1,173)
Net interest revenues	1,683	1,747	1,662
Financial liabilities at fair value through profit or loss (FVO)
Interest expenses
Total interest expenses	278	12	(156)
Derivative used for hedge accounting
Interest expenses
Total interest expenses	1,479	2,452	2,484
Other financial liabilities
Interest expenses
Total interest expenses	(3,877)	(3,859)	(3,501)
Available-for-sale assets
Interest revenues were related to:
Total interest revenues	426	292	225
Interest expenses
Total interest expenses	(93)	(46)
Assets at fair value through profit or loss (FVO)
Interest revenues were related to:
Total interest revenues	253	93	(5)
Derivatives used for hedge accounting
Interest revenues were related to:
Total interest revenues	(253)	(379)	(470)
Loans and receivable
Interest revenues were related to:
Total interest revenues	3,470	3,182	3,085
Loans to credit institutions
Interest revenues were related to:
Total interest revenues	789	546	544
Loans to the public
Interest revenues were related to:
Total interest revenues	2,265	1,992	1,559
Loans in the form of interest-bearing securities
Interest revenues were related to:
Total interest revenues	629	722	981
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest revenues were related to:
Total interest revenues	458	364	395
Derivatives - net
Interest revenues were related to:
Total interest revenues	(372)	(552)	(767)
Administrative remuneration CIRR-system
Interest revenues were related to:
Total interest revenues	125	116	123
Other assets
Interest revenues were related to:
Total interest revenues	SEK 2	SEK 0	SEK 0